(TRANSITION AUTO LEASING LOGO)


August 25, 2005

United States Securities and Exchange Commission
Mail Stop 6010
Washington, DC 20549

Ms. Angela Crane;

The Transition Auto Finance I, Inc., Transition Auto Finance III, and Transition Auto Finance IV, Inc. 10K SB's for the 2004 have been amended and are being submitted with this letter. The items in your letter dated July 7, 2005 have been addressed as follows:

     1. The audit report includes the signature (copy of electronic) of the firm.

     2. The original opinion letter referred to the PCAOB and now includes "United States"

     3. The original filing included the analysis in changes of stockholder's equity at the end of the Income Statement. The filing now includes a separate page "Analysis of changes in Stockholder's Equity (Deficit) after the Income Statement.

     4.   A rewritten Item 8A is now included in the filing.

If you need any further information, please feel free to contact me.

Sincerely,

/s/ Kenneth C. Lowe

Kenneth C. Lowe
President

8144 WALNUT HILL LANE o SUITE 680 o DALLAS, TEXAS 75231 o PHONE 214-360-9966
o FAX 214-369-8239